Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible Assets, Net (Textual)
Amortization expense	$ 232,871	$ 164,351	$ 53,827
Judge China [Member]
Intangible Assets, Net (Textual)
Estimated useful life	10 years
Infogain [Member]
Intangible Assets, Net (Textual)
Estimated useful life	3 years
Ridik Pte. Ltd. ("Ridik Pte.") [Member]
Intangible Assets, Net (Textual)
Estimated useful life	10 years